Document and Entity Information Document	Aug. 03, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 03, 2023
Entity Registrant Name	VECTOR GROUP LTD.
Entity Central Index Key	0000059440
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5759
Entity Tax Identification Number	65-0949535
Entity Address, Address Line One	4400 Biscayne Boulevard
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	305
Local Phone Number	579-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.10 per share
Trading Symbol	VGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false